Capital Management (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Gross debt decreased	$ 53,799	$ 58,743
Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Description of shareholders dividends policy	As the Company's goal of reducing gross debt (composed of current and non-current finance debt and lease liability) to US$ 60 billion by 2022 was achieved 15 months in advance, the gross debt target defined in 2023-2027 Strategic Plan is to be maintained in the range between US$ 50,000 and US$ 65,000.
Gross debt to be reduced	$ 60,000